Share capital and reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 21, 2024
Share capital and reserves
Number of shares	18,111,016	19,764,141
Issued and fully paid
Balance at the beginning (in shares)	19,764,141	19,709,240
Issue of ordinary shares related to business combination (shares)	84,298
Issue of shares resulting from options exercise	19,487	54,901
Repurchase of shares under the put options and expiration of the put options (in shares)	(101,601)
Repaid fractional shares due to reverse stock split (in shares)	(97)
Shares issued in the ATM (in shares)	214	19,764,141
Repurchase of shares resulted from Tender offer	$ (33,109)
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)
Balance at the end (in shares)	18,111,016	19,764,141
Ordinary shares
Share capital and reserves
Number of shares	18,111,016
Share price	$ 0	$ 0	$ 0
Issued and fully paid
Shares issued in the ATM (in shares)		19,764,141
Balance at the end (in shares)	18,111,016